Commitments	12 Months Ended
Dec. 31, 2017
Disclosure of commitments [Abstract]
Commitments
Note 13 - Commitments

A.
The Company and the U.S. subsidiary have operating lease agreements with respect to the buildings they use. The agreements of the Company will end in June 2021.The agreement of the U.S. subsidiary ended in April 2018 and was extended in 2018 for the period through December 31, 2018. The Company provided a promissory note in the amount of USD 15 thousand and deposited as a lien USD 304 thousand as security for the building lease.

The lease payments for buildings in Israel are linked to the CPI and for those in the U.S. are stated at the U.S. dollar. The minimum annual lease payments under the agreements are as follows:

December 31, 2017
USD thousands
2018	713
2019	26
2020	626
2021	313
2,278

The lease payments amounted to USD 853 thousand in 2017 and USD 648 thousand in 2016.

B.
The Company leases motor vehicles under operating lease agreements for a period of 32 to 36 months. With regards to these agreements, the Company has deposited amounts as security for the future rent payments. As of the reporting date the balance of prepaid expenses on account of the lease of motor vehicles is USD 132 thousand (December 31, 2016 – USD 93 thousand). The deposits are linked to the CPI and do not bear interest. The minimum annual payments according to the agreements are as follows:

December 31, 2017
USD thousands
2018	456
2019	333
2020	103
892

The lease motor vehicles payments amounted to USD 454 thousand in 2017 and USD 309 thousand in 2016.

C.
As of December 31, 2017, the Company has purchase obligations in the amount of USD 3,819 thousand (as of December 31, 2016: USD 5,590 thousand) which mainly represent outstanding purchase commitments for inventory components and R&D materials ordered in the normal course of business.